Document and Entity Information	Mar. 14, 2022
Cover [Abstract]
Entity Registrant Name	HOLLY ENERGY PARTNERS LP
Amendment Flag	true
Entity Central Index Key	0001283140
Document Type	8-K/A
Document Period End Date	Mar. 14, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-32225
Entity Tax Identification Number	20-0833098
Entity Address, Address Line One	2828 N. Harwood
Entity Address, Address Line Two	Suite 1300
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75201
City Area Code	(214)
Local Phone Number	871-3555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Limited Partner Units
Trading Symbol	HEP
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On March 14, 2022, Holly Energy Partners, L.P. (the “Partnership”) filed a Current Report on Form 8-K (the “Original Form 8-K”) with the U.S. Securities and Exchange Commission regarding, among other things, the HEP Transaction (as defined in the Original Form 8-K). The Partnership is filing this Amendment No. 1 on Form 8-K/A to the Original Form 8-K to provide the historical audited financial statements and pro forma financial information required by Item 9.01(a) and (b) and to file the Consulting Agreement referenced in Item 5.02 of the Original Form 8-K. The pro forma condensed combined financial information included as Exhibit 99.2 to this Amendment No. 1 on Form 8-K/A has been presented for illustrative purposes only as required by Form 8-K, and is not intended to, and does not purport to, represent what the Partnership’s actual results or financial condition would have been if the HEP Transaction had occurred on the relevant date, and is not intended to project the future results or the financial condition that the Company may achieve following the HEP Transaction.